Cover	Aug. 26, 2024
Cover [Abstract]
Document Period End Date	Aug. 26, 2024
Document Type	8-K
Entity Registrant Name	Johnson & Johnson
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-3215
Entity Tax Identification Number	22-1024240
Entity Address, Address Line One	One Johnson & Johnson Plaza
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08933
City Area Code	732
Local Phone Number	524-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000200406
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, Par Value $1.00
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	JNJ
Security Exchange Name	NYSE
Trading Symbol	JNJ
Security Exchange Name	NYSE
5.50% Notes Due 2024
Cover [Abstract]
Title of 12(b) Security	5.50% Notes Due November 2024
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes Due November 2024
Trading Symbol	JNJ24BP
Security Exchange Name	NYSE
Trading Symbol	JNJ24BP
Security Exchange Name	NYSE
1.150% Notes Due November 2028
Cover [Abstract]
Title of 12(b) Security	1.150% Notes Due November 2028
Document Information [Line Items]
Title of 12(b) Security	1.150% Notes Due November 2028
Trading Symbol	JNJ28
Security Exchange Name	NYSE
Trading Symbol	JNJ28
Security Exchange Name	NYSE
1.650% Notes Due 2035
Cover [Abstract]
Title of 12(b) Security	1.650% Notes Due May 2035
Document Information [Line Items]
Title of 12(b) Security	1.650% Notes Due May 2035
Trading Symbol	JNJ35
Security Exchange Name	NYSE
Trading Symbol	JNJ35
Security Exchange Name	NYSE
3.20% Notes Due November 2032
Cover [Abstract]
Title of 12(b) Security	3.20% Notes Due November 2032
Document Information [Line Items]
Title of 12(b) Security	3.20% Notes Due November 2032
Trading Symbol	JNJ32
Security Exchange Name	NYSE
Trading Symbol	JNJ32
Security Exchange Name	NYSE
3.350% Notes Due November 2036
Cover [Abstract]
Title of 12(b) Security	3.350% Notes Due November 2036
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes Due November 2036
Trading Symbol	JNJ36A
Security Exchange Name	NYSE
Trading Symbol	JNJ36A
Security Exchange Name	NYSE
3.550% Notes Due November 2044
Cover [Abstract]
Title of 12(b) Security	3.550% Notes Due November 2044
Document Information [Line Items]
Title of 12(b) Security	3.550% Notes Due November 2044
Trading Symbol	JNJ44
Security Exchange Name	NYSE
Trading Symbol	JNJ44
Security Exchange Name	NYSE